                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09973
                                                    -----------

                      Excelsior Venture Investors III, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              114 West 47th Street
                               New York, NY 10036
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert F. Aufenanger
                             U.S. Trust Corporation
                              114 West 47th Street
                               New York, NY 10036
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-852-1000
                                                           -------------
                    Date of fiscal year end: October 31, 2003
                                            -----------------
                    Date of reporting period: April 30, 2003
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

        ----------------------------------------------------
                                   EXCELSIOR
                          VENTURE INVESTORS III, LLC

        ----------------------------------------------------

                              SEMI-ANNUAL REPORT


                                April 30, 2003

                               LETTER TO MEMBERS
--------------------------------------------------------------------------------

To Our Members of Excelsior Venture Investors III, LLC:

   Enclosed, please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2003.

   We thank you again for your support and are committed to creating value for you as an investor over the life of the Fund.

             Best Regards,
             /s/ David Fann             /s/ Douglas Lindgren
             David I. Fann              Douglas A. Lindgren
             President and Co-Chief     Chief Investment Officer
             Executive Officer          and Co-Chief Executive
                                        Officer

Excelsior Venture Investors III, LLC
Portfolio of Investments (Unaudited)
April 30, 2003


                                                                                            Value
  Units                                                                                    (Note 1)
---------                                                                                -----------
INVESTMENT PARTNERSHIP -- 99.49%
 187,409  Excelsior Venture Partners III, LLC (Cost $93,704,499)................         $81,797,190
                                                                                         -----------
Principal
 Amount
---------
AGENCY OBLIGATIONS -- 0.61%
$500,000  Federal Farm Credit Bank Discount Notes, 1.15%, 5/6/03 (Cost $499,920)             499,920
                                                                                         -----------
TOTAL INVESTMENTS (Cost $94,204,419*)........................................... 100.10%  82,297,110
OTHER ASSETS & LIABILITIES (NET)................................................  (0.10)     (80,794)
                                                                                 ------  -----------
NET ASSETS...................................................................... 100.00% $82,216,316
                                                                                 ======  ===========
-------------
*Aggregate cost for Federal tax and book purposes.


Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
  Investments (Cost $94,204,419) (Note 1)................................... $ 82,297,110
  Cash......................................................................       24,312
  Other assets..............................................................           45
                                                                             ------------
   Total Assets.............................................................   82,321,467
LIABILITIES:
  Administration fees payable (Note 2)......................................       41,606
  Professional fees payable.................................................       34,204
  Board of Managers' fees payable (Note 2)..................................        5,455
  Management fees payable (Note 2)..........................................          102
  Other payables............................................................       23,784
                                                                             ------------
   Total Liabilities........................................................      105,151
                                                                             ------------
NET ASSETS.................................................................. $ 82,216,316
                                                                             ============
NET ASSETS CONSIST OF:......................................................
  Paid-in capital........................................................... $ 94,640,601
  Net investment (loss).....................................................   (2,191,581)
  Accumulated net realized gains............................................          476
  Unrealized (depreciation) on investments..................................  (10,233,180)
                                                                             ------------
Total Net Assets............................................................ $ 82,216,316
                                                                             ============
Units of Membership interests outstanding (no par value, 400,000 authorized)      189,809
                                                                             ============
NET ASSET VALUE PER UNIT.................................................... $     433.15
                                                                             ============


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statements of Operations
For the six months ended April 30, 2003 (Unaudited)



NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
  Interest income......................................................... $   317,086
  Dividend income.........................................................       3,099
  Expenses................................................................    (941,608)
                                                                           -----------
   Net investment (loss) from Portfolio...................................    (621,423)
                                                                           -----------
INVESTMENT INCOME:
  Interest income.........................................................       3,524
  Dividend income.........................................................          24
                                                                           -----------
   Total Fund Investment Income...........................................       3,548
                                                                           -----------
EXPENSES:
  Administration fees (Note 2)............................................      64,939
  Professional fees.......................................................      23,307
  Printing fees...........................................................       7,439
  Board of Managers' fees (Note 2)........................................       5,455
  Management fees (Note 2)................................................         221
  Miscellaneous expenses..................................................       3,084
                                                                           -----------
   Total Fund Expenses....................................................     104,445
                                                                           -----------
NET INVESTMENT (LOSS).....................................................    (722,320)
                                                                           -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO
 (Note 1):
  Net realized (loss) on investments......................................          (9)
  Net change in unrealized (depreciation) on investments..................  (5,502,560)
                                                                           -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS.........................  (5,502,569)
                                                                           -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................... $(6,224,889)
                                                                           ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Statements of Changes in Net Assets


                                                              Six Months
                                                                Ended
                                                            April 30, 2003    Year Ended
                                                             (Unaudited)   October 31, 2002
                                                            -------------- ----------------
OPERATIONS:
  Net investment (loss)....................................  $  (722,320)    $(1,061,231)
  Net realized gain (loss) on investments..................           (9)            485
  Net change in unrealized (depreciation) on investments...   (5,502,560)     (3,978,837)
                                                             -----------     -----------
   Net (decrease) in net assets resulting from operations..   (6,224,889)     (5,039,583)
                                                             -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:.............................           --              --
                                                             -----------     -----------
Net (Decrease) in Net Assets...............................   (6,224,889)     (5,039,583)
                                                             -----------     -----------
NET ASSETS:
  Beginning of period......................................   88,441,205      93,480,788
  End of period............................................  $82,216,316     $88,441,205
                                                             ===========     ===========

Excelsior Venture Investors III, LLC
Statement of Cash Flows
For the six months ended April 30, 2003 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net (Decrease) in Net Assets Resulting from Operations............................................... $(6,224,889)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
   Change in unrealized depreciation on investment in Excelsior Venture Partners III, LLC..............   6,123,992
   Net decrease in short term investments..............................................................     125,210
   Decrease in interest receivable.....................................................................          45
   Increase in other assets............................................................................         (16)
   Decrease in expenses payable........................................................................        (847)
                                                                                                        -----------
    Net cash provided by operating activities..........................................................      23,495
                                                                                                        -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Net cash from financing activities.................................................................          --
                                                                                                        -----------
    Net change in cash.................................................................................      23,495
      Cash at beginning of period......................................................................         817
                                                                                                        -----------
      Cash at end of period............................................................................ $    24,312
                                                                                                        ===========


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

Excelsior Venture Investors III, LLC
Financial Highlights


                                                                                           April 6, 2001
                                                    Six Months Ended                      (Commencement of
                                                    April 30, 2003(4)     Year Ended       Operations) to
                                                       (Unaudited)    October 31, 2002(4) October 31, 2001
                                                    ----------------- ------------------- ----------------
Per Share Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD...............      $465.95            $492.50           $500.00
  Deduction of Offering Costs from Contributions...           --                 --             (1.39)
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment (Loss)............................        (3.81)             (5.59)            (0.64)
  Net Realized and Unrealized (Loss) on Investment
   Transactions....................................       (28.99)            (20.96)            (3.96)
                                                         -------            -------           -------
   Total from Investment Operations................       (32.80)            (26.55)            (4.60)
                                                         -------            -------           -------
DISTRIBUTIONS:
  In Excess of Investment Income...................           --                 --             (1.51)
                                                         -------            -------           -------
   Total Distributions.............................           --                 --             (1.51)
                                                         -------            -------           -------
NET ASSET VALUE, END OF PERIOD.....................      $433.15            $465.95           $492.50
                                                         -------            -------           -------
TOTAL NET ASSET VALUE RETURN(6)....................        (7.04)%(3)         (5.39)%           (0.92)%(3)
                                                         =======            =======           =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)................      $82,216            $88,441           $93,481
  Ratios to Average Net Assets:
   Gross Expenses..................................         2.46 %(2)          2.62 %            0.47 %(2)
   Net Expenses....................................         2.46 %(2)          2.38 %(5)         0.47 %(2)
   Net Investment (Loss)...........................        (1.70)%(2)         (1.16)%           (0.13)%(2)
  Portfolio Turnover Rate..........................         0.00 %             0.00 %            0.00 %

(1)Selected data for a membership interest outstanding throughout each period.
(2)Annualized.
(3)Non-annualized.
(4)Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(5)Net of expense reversals.
(6)Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period and assumes dividends and distributions, if any, were reinvested. The Fund's units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.


 See accompanying Notes and attached Financial Statements of Excelsior Venture
                               Partners III, LLC

                     EXCELSIOR VENTURE INVESTORS III, LLC

                         NOTES TO FINANCIAL STATEMENTS
                                April 30, 2003
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

   Excelsior Venture Investors III, (the "Fund") is a non-diversified, closed end management investment company which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

   The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or "BDC" under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

   Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member's pro rata share of these costs was deducted from his, her or its initial capital contribution.

   The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The financial information for the Fund as of April 30, 2003 and for the six-month period then ended is unaudited, but includes all adjustments (consisting only of normal recurring accruals) which, in the opinion of management, are necessary in order to make the financial statements not misleading at such date and for the period. Operating results for the six months ended April 30, 2003 are not necessarily indicative of the results that may be expected for the entire year.

   A. Investment Valuation:

      The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. Because the Fund invests its assets in interests of the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities). As of April 30, 2003, the market value of the Fund's investment in the Portfolio was $81,797,190 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

      The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

   B. Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

   C. Distributions:

      The Fund will distribute all cash that the Fund's Investment Adviser does not expect to use in the operation of the Fund. Due to the nature of the Portfolio's investments, investors should not expect distributions of cash or property during the first several years of the Fund's operations.

   D. Income Taxes:

      Currently, under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

   E. Other

      In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations reflects separately the Fund's allocations of income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide's new requirements.

      The Fund bears all of the costs of its operations.

Note 2 -- Investment Advisory Fee and Related Party Transactions

   U.S. Trust Company served during the reporting period as Investment Adviser to both the Fund and the Portfolio pursuant to separate Investment Advisory agreements with the Fund and the Portfolio. United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. served as Investment Sub-Advisers to the Portfolio pursuant to Investment Sub-Advisory Agreements with the Investment Adviser and the Portfolio. U.S. Trust Company, N.A. served as Investment Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement with the Investment Adviser and the Fund. U.S. Trust Company was responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company assumed under the Investment Advisory Agreement, the Fund paid U.S. Trust Company an advisory fee equal to an annual rate equal of 0.1% of the Fund's average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company paid investment management fees to U.S. Trust NY and U.S. Trust Company, N.A. for services provided to the Portfolio, and paid investment management fees to U.S. Trust Company, N.A. for services provided to the Fund.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio's Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all Direct Investments, determined net of cumulative realized capital losses and current net unrealized depreciation on all of the Portfolio's investments and cumulative net expenses of the Portfolio. Direct Investments means the Portfolio's investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, will serve as Investment Adviser to the Fund and the Portfolio. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. has assumed the duties and obligations of U.S. Trust Company under the Agreement. The merger will have no impact on the management or operations of the investment advisory functions performed for the Fund or the Portfolio, and does not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund's custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund's asset based fee.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Fund's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

   Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

Note 3 -- Investments in Excelsior Venture Partners III, LLC

   As of April 30, 2003, the Fund's interest in the following companies through direct investment and its investment in the Portfolio represented 5% or more of the total net assets:

                                                                                  Percentage of
                                                                                   Fund's Net
Portfolio Investments                                                 Fair Value     Assets
---------------------                                                 ----------- -------------
Agency Obligations
Federal Home Loan Mortgage Corporation Discount Note, 1.155%, 5/13/03 $31,729,636     38.59%
Federal Farm Credit Bank Discount Note, 1.15%, 5/06/03                 13,829,280     16.82%

                                   EXCELSIOR
                           VENTURE PARTNERS III, LLC

                              SEMI-ANNUAL REPORT

                                April 30, 2003

Excelsior Venture Partners III, LLC
Portfolio of Investments
April 30, 2003 (Unaudited)


 Principal
  Amount/                                  Acquisition    Value
  Shares                                     Date ##     (Note 1)
-----------                                ----------- ------------
AGENCY OBLIGATIONS -- 55.09%
$50,000,000 Federal Home Loan Mortgage
            Corporation Discount Note
            1.155%, 5/13/03...............             $ 49,981,088
 21,000,000 Federal Farm Credit Bank
            Discount Note 1.15%, 5/06/03..               20,996,646
                                                       ------------
            TOTAL -- AGENCY OBLIGATIONS
            (Cost $70,977,734)............               70,977,734
                                                       ------------
PRIVATE COMPANIES **, #, @ -- 42.10%
Preferred Stock -- 42.10%
    647,948 Adeza Biomedical Corporation,
            Series 5 Preferred............    09/01       3,000,000
  2,419,355 Ancile Pharmaceuticals, Inc.,
            Series D Preferred............    11/01              --
  1,314,285 Archemix Corporation, Series
            A Preferred................... 08/02&01/03    1,314,285
 44,247,788 Cenquest, Inc., Series 1
            Preferred.....................    07/01              --
  3,099,999 Ethertronics, Inc., Series B
            Preferred..................... 06/01&09/02    4,650,000
  1,879,699 Genoptix, Inc., Series B
            Preferred.....................    12/01       2,500,000
  1,523,810 Gyration, Inc., Series C2
            Preferred.....................    03/03       4,000,000
  4,330,504 LightConnect, Inc., Series B
            Preferred.....................    07/01         948,562
 12,292,441 LightConnect, Inc., Series C
            Preferred.....................    01/03         992,000
  4,374,256 LogicLibrary, Inc., Series A
            Preferred.....................    01/02       2,000,000
 15,739,638 MIDAS Vision Systems, Inc.,
            Series C Preferred............    12/01         499,341
    933,593 MIDAS Vision Systems, Inc.,
            Series A-1 Preferred..........    03/03       1,054,960
  7,089,552 Monterey Design Systems,
            Inc., Series 1 Preferred......    12/01       4,750,000
    956,234 NanoOpto Corporation, Series
            A-1 Preferred................. 10/01&03/02    1,115,606
  1,538,461 NetLogic Microsystems, Inc.,
            Series D Preferred............    08/01       5,000,000
  5,333,333 OpVista, Inc., Series B
            Preferred.....................    07/01       4,000,000
 16,000,000 Pilot Software Acquisition
            Corp., Series A Preferred..... 05/02&04/03    4,000,000
    517,260 Senomyx, Inc., Series E
            Preferred.....................    11/01       1,500,000
  2,211,898 Silverback Systems, Inc.,
            Series B Preferred............    02/02       1,415,615
 15,463,918 Silverback Systems, Inc.,
            Series C Preferred............    03/03       1,500,000
  4,166,667 Tensys Medical, Inc., Series
            C Preferred...................    03/02       5,000,000
  3,096,551 Virtual Silicon Technology,
            Inc., Series C Preferred......    12/01       5,000,000
                                                       ------------
                                                         54,240,369
                                                       ------------
Notes -- 0.00%
    850,000 Ancile Pharmaceuticals, Inc.,
            Bridge Note 6%................ 10/02&01/03           --
                                                       ------------
Warrants -- 0.00%
          2 Ancile Pharmaceuticals, Inc.,
            Warrants...................... 10/02&01/03           --
    115,000 Ethertronics, Inc., Warrants..    09/02              --
                                                       ------------
                                                                 --
            TOTAL -- PRIVATE COMPANIES
            (Cost $68,758,072)............               54,240,369
                                                       ------------

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Portfolio of Investments
April 30, 2003 (Unaudited) (continued)

Principal
 Amount/                                  Acquisition     Value
 Shares                                     Date ##      (Note 1)
----------                                -----------  ------------
PRIVATE INVESTMENT FUNDS **, # -- 1.87%
           Advanced Technology Ventures
           VII, L.P...................... 08/01-03/03  $    356,519
           Burrill Life Sciences Capital
           Fund..........................    12/02          252,203
           CHL Medical Partners II, L.P.. 01/02-01/03       383,909
           Morgenthaler Partners VII,
           L.P........................... 07/01-04/03       616,367
           Prospect Venture Partners II,
           L.P........................... 06/01-04/03       540,109
           Tallwood II, L.P.............. 12/02-02/03       257,400
                                                       ------------
           TOTAL -- PRIVATE INVESTMENT
           FUNDS (Cost $2,890,428).......                 2,406,507
                                                       ------------
INVESTMENT COMPANIES -- 1.43%
$1,854,639 Dreyfus Government Cash
           Management Fund Institutional
           Shares (Cost $1,854,639)......                 1,854,639
                                                       ------------
TOTAL INVESTMENTS (Cost $144,480,873*)...      100.49%  129,479,249
OTHER ASSETS & LIABILITIES (NET).........       (0.49)     (630,856)
                                          -----------  ------------
NET ASSETS...............................      100.00% $128,848,393
                                          ===========  ============

-------------
* Aggregate cost for federal tax and book purposes.
**Restricted as to public resale. Acquired between June 1, 2001 and April 30,
  2003. Total cost of restricted securities at April 30, 2003 aggregated $71,648,500. Total market value of restricted securities owned at April 30, 2003 was $56,646,876 or 43.97% of net assets.
# Non-income producing securities.
##Required disclosure for restricted securities only.
@ At April 30, 2003 the Company owned 5% or more of the company's outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total market value of affiliated securities owned at April 30, 2003 was $54,240,369.

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statements of Assets and Liabilities
April 30, 2003 (Unaudited)



ASSETS:
  Investments, at market value (Cost $144,480,873) (Note 1).................................. $129,479,249
  Cash.......................................................................................      143,954
  Interest receivable........................................................................        1,316
  Other receivables..........................................................................        1,945
  Prepaid insurance..........................................................................       31,260
                                                                                              ------------
   Total Assets..............................................................................  129,657,724
LIABILITIES:
  Management fees payable (Note 2)...........................................................      628,356
  Professional fees payable..................................................................       80,820
  Administration fees payable (Note 2).......................................................       44,890
  Board of Managers' fees payable (Note 2)...................................................       29,753
  Other payables.............................................................................       25,512
                                                                                              ------------
   Total Liabilities.........................................................................      809,331
                                                                                              ------------
NET ASSETS................................................................................... $128,848,393
                                                                                              ------------
NET ASSETS consist of:
  Paid-in capital............................................................................ $146,136,782
  Accumulated undistributed net investment (loss)............................................   (2,294,112)
  Accumulated net realized gain..............................................................        7,347
  Unrealized (depreciation) on investments...................................................  (15,001,624)
                                                                                              ------------
Total Net Assets............................................................................. $128,848,393
                                                                                              ============
Units of Membership Interests Outstanding (Unlimited number of no par value units authorized)      295,210
                                                                                              ============
NET ASSET VALUE PER UNIT..................................................................... $     436.46
                                                                                              ============


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Operations
For the six months ended April 30, 2003 (Unaudited)


INVESTMENT INCOME:
  Interest income.......................................... $   499,480
  Dividend income..........................................       4,881
                                                            -----------
   Total Income............................................     504,361
                                                            -----------
EXPENSES:
  Management fees (Note 2).................................   1,296,800
  Administration fees (Note 2).............................      75,394
  Insurance expense........................................      33,523
  Board of Managers' fees (Note 2).........................      29,753
  Professional fees........................................      24,795
  Custodian fees...........................................      10,510
  Miscellaneous fees.......................................      12,399
                                                            -----------
   Total Expenses..........................................   1,483,174
                                                            -----------
NET INVESTMENT (LOSS)......................................    (978,813)
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS: (Note 1)
  Net realized loss on investments.........................         (16)
  Net change in unrealized (depreciation) on investments...  (8,667,793)
                                                            -----------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS..........  (8,667,809)
                                                            -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..... $(9,646,622)
                                                            ===========

Excelsior Venture Partners III, LLC
Statements of Changes in Net Assets

                                                              Six Months
                                                                Ended       Year Ended
                                                            April 30, 2003  October 31,
                                                             (Unaudited)       2002
                                                            -------------- ------------
OPERATIONS:
  Net investment (loss)....................................  $   (978,813) $ (1,658,991)
  Net realized gain (loss) on investments..................           (16)          764
  Net change in unrealized (depreciation) on investments...    (8,667,793)   (6,267,536)
                                                             ------------  ------------
   Net (decrease) in net assets resulting from operations..    (9,646,622)   (7,925,763)
                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:.............................            --            --
                                                             ------------  ------------
Net (decrease) in net assets...............................    (9,646,622)   (7,925,763)
NET ASSETS:
  Beginning of period......................................   138,495,015   146,420,778
                                                             ------------  ------------
  End of period............................................  $128,848,393  $138,495,015
                                                             ============  ============


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Statement of Cash Flows
For the six months ended April 30, 2003 (Unaudited)



CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Decrease in Net Assets Resulting from Operations............................................... $ (9,646,622)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
  Change in unrealized depreciation on investments...................................................    8,667,793
  Purchase of investments............................................................................  (10,572,673)
  Change in short-term investments...................................................................   10,938,235
  Decrease in interest receivable....................................................................          617
  Decrease in other receivable.......................................................................      994,345
  Decrease in prepaid insurance......................................................................       33,523
  Decrease in expenses payable.......................................................................     (271,264)
                                                                                                      ------------
   Net cash provided by operating activities.........................................................      143,954
                                                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Net cash provided by financing activities.........................................................           --
                                                                                                      ------------
   Net change in cash................................................................................      143,954
      Cash at beginning of period....................................................................           --
                                                                                                      ------------
      Cash at end of period.......................................................................... $    143,954
                                                                                                      ============

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Venture Partners III, LLC
Financial Highlights -- Selected Per Share Data and Ratios


                                                      Six Months                        April 5, 2001
                                                        Ended                          (Commencement of
                                                    April 30, 2003      Year Ended      Operations) to
                                                     (Unaudited)     October 31, 2002  October 31, 2001
                                                    --------------   ----------------  ----------------
Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD...............    $ 469.14          $ 495.99          $ 500.00
  Deduction of offering costs from contributions...          --                --             (4.97)
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).....................       (3.32)            (5.62)             2.81
  Net realized and unrealized (loss) on investment
   transactions....................................      (29.36)           (21.23)            (0.20)
                                                       --------          --------          --------
   Total from investment operations................      (32.68)           (26.85)             2.61
                                                       --------          --------          --------
DISTRIBUTIONS:
  Net investment income............................          --                --             (1.65)
                                                       --------          --------          --------
   Total Distributions.............................          --                --             (1.65)
                                                       --------          --------          --------
NET ASSET VALUE, END OF PERIOD.....................    $ 436.46          $ 469.14          $ 495.99
                                                       --------          --------          --------
TOTAL NET ASSET VALUE RETURN(5)....................       (6.97)%(3)        (5.41)%            0.52%(3)
                                                       ========          ========          ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)................    $128,848          $138,495          $146,421
  Ratios to average net assets:
   Gross expenses..................................        2.23 %(2)         2.43 %            1.35%(2)
   Net expenses....................................        2.23 %(2)         2.36 %(4)         1.32%(2)
   Net investment income (loss)....................       (1.47)%(2)        (1.15)%            0.58%(2)
  Portfolio Turnover Rate..........................        0.00 %            0.00 %            0.00%

(1)Selected data for a unit of membership interest outstanding through each period.
(2)Annualized
(3)Not annualized
(4)Net of organization expense reversal
(5)Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes dividends and distributions, if any, were reinvested. The Company's units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.


     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

                      EXCELSIOR VENTURE PARTNERS III, LLC

                         NOTES TO FINANCIAL STATEMENTS

                                April 30, 2003
                                  (Unaudited)

Note 1 -- Significant Accounting Policies

   Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or "BDC" under the Investment Company Act of 1940, as amended. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

   Costs incurred in connection with the initial offering of units totaled $1,468,218. Each member's pro rata share of these costs was deducted from his, her or its initial capital contribution.

   The following is a summary of the Company's significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The financial information for the Company as of April 30, 2003 and for the six-month period then ended is unaudited, but includes all adjustments (consisting only of normal recurring accruals) which, in the opinion of management, are necessary in order to make the financial statements not misleading at such date and for the period. Operating results for the six months ended April 30, 2003 are not necessarily indicative of the results that may be expected for the entire year.

   A. Investment Valuation:

      The Company values portfolio securities quarterly and at such other times as, in the Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers under the supervision of the Board pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time.

   Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or "appraisal" methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company's securities, the market prices for similar securities of comparable companies, an assessment of the company's future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

      The valuation of the Company's private funds is based upon its pro-rata share of the value of the assets of a private fund as determined by such private fund, in accordance with its partnership agreement, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to the Company's investments in private funds is not available by reason of timing or other event on the valuation date, or are deemed to be unreliable by the Investment Advisers, the Investment Advisers, under supervision of the Board, shall determine such value based on its judgment of fair value on the appropriate date, less applicable charges, if any.

      At April 30, 2003 market quotations were not readily available for securities valued at $56,646,876 or 43.96% of net assets. Such securities were valued by the Investment Advisers, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   B. Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

   C. Income taxes:

      Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

      At April 30, 2003 the cost of investments for Federal income tax purposes was $144,480,873. At April 30, 2003, the net and gross unrealized depreciation amounted to $15,001,624.

   D. Dividends to members:

      The Company will distribute all cash that the Investment Adviser does not expect to use in the operation of the Company. Due to the nature of the Company's investments, investors should not expect distributions of cash or property during the first several years of the Company's operations.

Note 2 -- Investment Advisory Fee, Administration Fee and Related Party Transactions

   U.S. Trust Company served during the reporting period as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. Under the Agreement for the services provided, the Investment Adviser is entitled to receive a management fee at an annual rate equal to 2.00% of the Company's average quarterly net assets through the fifth anniversary of the first closing date and 1.00% of net assets thereafter. Pursuant to sub-advisory agreements among the Company, U.S. Trust Company, United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A., U.S. Trust NY and U.S. Trust Company, N.A. served during the reporting period as the investment sub-advisers to the Company and received an investment management fee from the Investment Adviser.

   In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company's cumulative realized capital gains on Direct Investments, net of cumulative realized capital losses and current net unrealized capital depreciation on all of the Company's investments and cumulative net expenses of the Company. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year.

   U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, will serve as Investment Adviser to the Company. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. has assumed the duties and obligations of U.S. Trust Company under the Agreement. The merger will have no impact on the management or operations of the investment advisory functions performed for the Company and does not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is an indirect wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. ("PFPC), a majority-owned subsidiary of the PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company's custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

   Charles Schwab & Co., Inc. (the "Distributor"), the principal subsidiary of Schwab, serves as the Company's distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from this offering.

   Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

   As of April 30, 2003, Excelsior Venture Investors III, LLC had an investment in the Company of $81,797,190. This represents an ownership interest of 63.48% in the Company.

Note 3 -- Purchases and Sales of Securities

   Excluding short-term investments, the Company had $10,572,673 in purchases and $0 in sales of securities for the six- month period ended April 30, 2003.

Note 4 -- Commitments

   As of April 30, 2003, the Company had outstanding investment commitments totaling $14,109,571.

Note 5 -- Transactions with Affiliated Portfolio Companies

   An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. The Company did not receive dividend or interest income from affiliated companies during the period ended April 30, 2003. Transactions with companies which are or were affiliates were as follows:

                                                   For the Six Month Period Ended April 30, 2003
                                                   ----------------------------------------------
                                                                                      Cumulative
                                       October 31,            Sale/Merger  Realized     Value
Affiliate                              2002 Value  Purchases   Proceeds   Gain (Loss)  (Note 1)
---------                              ----------- ---------- ----------- ----------- -----------
Archemix Corporation, Series A
  Preferred........................... $   628,571 $  685,714     --          --      $ 1,314,285
Ancile Pharmaceuticals, Inc., Bridge
  Notes 6%............................     600,000    250,000     --          --               --
Ancile Pharmaceuticals, Inc.,
  Warrant.............................          --         --     --          --               --
Gyration, Inc., Series C2 Preferred...          --  4,000,000     --          --        4,000,000
LightConnect, Inc., Series B
  Preferred...........................     948,562         --     --          --          948,562
LightConnect, Inc., Series C
  Preferred...........................          --    992,000     --          --          992,000
MIDAS Vision Systems, Inc., Series A-1
  Preferred...........................          --  1,054,960     --          --        1,054,960
MIDAS Vision Systems, Inc., Series C
  Preferred...........................   4,000,000         --     --          --          499,341
Pilot Software Acquisition Corp.,
  Series A Preferred..................   3,000,000  1,000,000     --          --        4,000,000
Silverback Systems, Inc., Series B
  Preferred...........................   1,415,614         --     --          --        1,415,615
Silverback Systems, Inc., Series C
  Preferred...........................          --  1,500,000     --          --        1,500,000
                                       ----------- ---------- ----------- ----------- -----------
   Total.............................. $10,592,747 $9,482,674     --          --      $15,724,763
                                       =========== ========== =========== =========== ===========

Item 2. Code of Ethics.

        Not applicable.

Item 3. Audit Committee Financial Expert.

        Not applicable.

Item 4. Principal Accountant Fees and Services.

        Not applicable.

Item 5. Audit Committee of Listed Registrants.

        Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant has established and maintained disclosure controls and procedures which are designed to provide reasonable assurance that material information relating to the registrant is made known to its Co-Chief Executive Officers and its Treasurer. The registrant has established a Disclosure Committee, which is made up of several key management employees of the registrant's investment adviser and its affiliates, that report directly to the registrant's Co-Chief Executive Officers and Treasurer. The Disclosure Committee monitors and evaluates these disclosure controls and procedures. The Co-Chief Executive Officers and Treasurer have evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report. Based on this evaluation, the Co-Chief Executive Officers and Treasurer have concluded that the registrant's disclosure controls and procedures were effective in providing reasonable assurance that material information relating to the registrant was made known to them during the period covered in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. Accordingly, no corrective actions were required or undertaken.

Item 10. Exhibits.

(a)     Not applicable.

(b) 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC
             -------------------------------------

By (Signature and Title)   /s/ David I. Fann
                         -------------------------------------------------------
                           David I. Fann
                           Co-Chief Executive Officer
                           (principal executive officer)

Date: June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Douglas A. Lindgren
                         -------------------------------------------------------
                           Douglas A. Lindgren
                           Co-Chief Executive Officer
                           (principal executive officer)

Date: June 30, 2003

By (Signature and Title)   /s/ Robert F. Aufenanger
                         -------------------------------------------------------
                           Robert F. Aufenanger
                           Treasurer
                           (principal financial officer)

Date: June 30, 2003